Oct. 28, 2018

BRIDGE BUILDER TRUST

Bridge Builder International Equity Fund

Supplement dated October 15, 2019

to the Prospectus dated October 28, 2018, as supplemented, and to the Summary Prospectus dated September 16, 2019

This supplement provides new and additional information beyond that contained in the

Prospectus and Summary Prospectus and should be read

in conjunction with the Prospectus and Summary Prospectus.

Effective October 25, 2019 (the “Effective Date”), Manning & Napier Advisors, LLC will be terminated as a sub-adviser to the Bridge Builder International Equity Fund. Therefore, as of the Effective Date, the following changes will become effective for the Prospectus and Summary Prospectus.

1.    The fourth paragraph under the sub-section of the Prospectus entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder International Equity Fund,” and the fourth paragraph under the corresponding sub-section of the Summary Prospectus, are hereby deleted and replaced with the following:

The Adviser is responsible for determining the amount of Fund assets to allocate to each Sub-adviser. The Adviser may allocate Fund assets to the following Sub-advisers: Baillie Gifford Overseas Limited (“Baillie Gifford Overseas”); BlackRock Investment Management, LLC (“BlackRock”); Edinburgh Partners Limited (“Edinburgh Partners”); Mondrian Investment Partners Limited (“Mondrian”); Pzena Investment Management, LLC (“Pzena”); and WCM Investment Management, LLC (“WCM”). The Adviser may adjust allocations to the Sub-advisers at any time or make recommendations to the Board with respect to the hiring, termination, or replacement of a Sub-adviser. Below is a summary of each Sub-adviser’s principal investment strategies.

2.    The sub-section of the Prospectus entitled “Manning & Napier’s Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder International Equity Fund – Principal Investment Strategies,” and the corresponding sub-section of the Summary Prospectus, are hereby deleted.